RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Disclosure of restricted cash and cash equivalents [Abstract]
RESTRICTED CASH [Text Block]

7         RESTRICTED CASH

As at December 31, 2024, the Company had cash collateral of $11.4 million (December 31, 2023 - $nil) for surety bonds issued to guarantee the reclamation and remediation obligation primarily for the Florida Canyon mine. The Company also had reclamation deposits of $3.6 million (December 31, 2023 - $0.02 million) held in trust as security to the United States Bureau of Land Management related to site closure obligation at the Florida Canyon mine and the Cerro Colorado project, and a security deposit of $0.4 million (December 31, 2023 - $0.1 million) for credit cards.